Capital Lease Liabilities (Details Narrative) (10-K)	6 Months Ended	12 Months Ended
	Mar. 31, 2020 USD ($)	Sep. 30, 2019 USD ($)	Mar. 31, 2020 CNY (¥)	Sep. 30, 2019 CNY (¥)
Leased equipment description	The leased equipment is amortized on a straight line basis over the lease term of 2 years.	The leased equipment is amortized on a straight line basis over 2 years.
Accumulated interest on the leased equipment | $	$ 6,780	$ 21,557
RMB [Member]
Accumulated interest on the leased equipment | ¥			¥ 48,067	¥ 153,878